RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 204	$ 130
Cost of goods sold	88	57
Selling, general and administrative expenses	31	24
Trade receivables	5		$ 8
Trade payables	82		85
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	355	164
Cost of goods sold	112	$ 92
Trade receivables	151		170
Trade payables	$ 82		$ 98